Loan Payable (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Loan Payable [Line Items]
Loan payable	$ 409,956	$ 409,956
Loan From Third Party [Member]
Loan Payable [Line Items]
Annual interest rate	2.00%
Maturity date	Nov. 15, 2026